Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of other operating income expense [abstract]
Brazilian tax credits	$ 201	$ 226		$ 481
Government grants	311	322		227
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	82	65		56
License income	27	25		22
Net rental and other operating income	220	167		58
Other operating income/(expenses)	$ 841	$ 805	[1]	$ 845	[1]

[1]	Amended to conform to 2022 presentation.